--------------------------------------------------------------------------------





                                   ANNUAL REPORT







================================================================================


                                 THE KENWOOD FUNDS


================================================================================




                         The Kenwood Growth & Income Fund











                                  April 30, 2002


--------------------------------------------------------------------------------



                                TABLE OF CONTENTS



                                                                            Page
              Shareholder Letter...............................................1

              Performance Summary..............................................2

              Statement of Assets and Liabilities..............................3

              Statement of Operations..........................................4

              Statement of Changes in Net Assets...............................5

              Financial Highlights.............................................6

              Schedule of Investments........................................7-9

              Notes to the Financial Statements............................10-11

              Report of Independent Accountants...............................12

              Board of Trustees............................................13-14


                               NOTICE TO INVESTORS



     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
      Insurance Corporation, the Federal Reserve Board or any other agency.
       An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

--------------------------------------------------------------------------------

Dear Shareholder,

For the fiscal year ended April 30, 2002, The Kenwood Growth and Income Fund had a total return of +10.69% compared to +8.41% for the Russell Midcap Value Index, +6.57 for the S&P Midcap 400 Index and -12.63% for the S&P 500 Index. As indicated, your mutual fund performed well, outperforming the major indices.

Stocks of companies at the lower end of the market capitalization spectrum continued to outperform those of larger companies during the first quarter of 2002. Small and Midcap stocks as measured by the Frank Russell Indexes outperformed Large Cap stocks by more than 300 basis points. Mid Cap stocks, in particular had excellent performance with the value component of the Russell Midcap Index appreciating almost 8% during the quarter, somewhat remarkable as the growth component of the same Index was down 1.8%.

Typical of market leadership in the initial stages of economic recovery where earnings visibility is low and uncertainty is high, "value" has continued its leadership position. Traditional "value" sectors including Materials and Processing, Autos and Transportation, Consumer Staples and Energy were the best performing groups. Technology ranked as the weakest sector within the Russell Midcap Value Index rising only 2.8%.

Amid negative earnings revisions, debt downgrades, and additional announcements regarding reduced plans for capital spending, companies across many industries are indicating that they may be near the bottom. Inventory restocking appears to be among the catalysts for recent upwardly revised expectations for U.S. economic growth. During the quarter, the index of leading indicators registered the largest four month advance in 19 years, providing evidential support to the Federal Reserve's now neutral stance with respect to interest rates.

We continue to believe that much of the negative fundamental news has been priced into stocks and the challenge is to pick those issues which have the opportunity to emerge from the recession with strong management, strong balance sheets, and growth prospects still intact.

Effective  July 1,  2002,  The  Kenwood  Funds  will be  distributed  by  Quasar
Distributors, LLC, a division of U.S. Bancorp (formerly Firstar). As you may know, Unified Financial Securities, Inc. served as The Kenwood Funds' Distributor, previously.

Sincerely,



/s/ Barbara L. Bowles
------------------------
Barbara L. Bowles, CFA
Chairman & Founder
The Kenwood Group, Inc.

                Distributed by Unified Financial Securities, Inc.
              431 N. Pennsylvania St., Indianapolis, IN 46204-1806
                                Member NASD, SIPC

[GRAPH]

------------------------------------------------------------
   Apr-96             10,000         10,000          10,000
------------------------------------------------------------
   May-96             10,330         10,135          10,095
------------------------------------------------------------
   Jun-96             10,390          9,983          10,106
------------------------------------------------------------
   Jul-96              9,600          9,307           9,625
------------------------------------------------------------
   Aug-96              9,850          9,844          10,028
------------------------------------------------------------
   Sep-96             10,400         10,273          10,396
------------------------------------------------------------
   Oct-96             10,290         10,303          10,670
------------------------------------------------------------
   Nov-96             10,890         10,883          11,340
------------------------------------------------------------
   Dec-96             10,815         10,895          11,292
------------------------------------------------------------
   Jan-97             11,220         11,304          11,647
------------------------------------------------------------
   Feb-97             11,372         11,211          11,844
------------------------------------------------------------
   Mar-97             11,302         10,733          11,484
------------------------------------------------------------
   Apr-97             11,352         11,013          11,773
------------------------------------------------------------
   May-97             12,335         11,974          12,468
------------------------------------------------------------
   Jun-97             12,660         12,310          12,930
------------------------------------------------------------
   Jul-97             13,237         13,529          13,890
------------------------------------------------------------
   Aug-97             13,308         13,513          13,727
------------------------------------------------------------
   Sep-97             13,866         14,290          14,578
------------------------------------------------------------
   Oct-97             13,450         13,668          14,135
------------------------------------------------------------
   Nov-97             13,613         13,870          14,611
------------------------------------------------------------
   Dec-97             14,086         14,409          15,171
------------------------------------------------------------
   Jan-98             13,391         14,135          14,877
------------------------------------------------------------
   Feb-98             14,672         15,305          15,870
------------------------------------------------------------
   Mar-98             15,259         15,996          16,688
------------------------------------------------------------
   Apr-98             15,400         16,288          16,594
------------------------------------------------------------
   May-98             15,052         15,555          16,206
------------------------------------------------------------
   Jun-98             15,357         15,653          16,258
------------------------------------------------------------
   Jul-98             14,423         15,046          15,434
------------------------------------------------------------
   Aug-98             11,990         12,246          13,264
------------------------------------------------------------
   Sep-98             11,990         13,388          14,037
------------------------------------------------------------
   Oct-98             12,946         14,585          14,946
------------------------------------------------------------
   Nov-98             13,738         15,313          15,471
------------------------------------------------------------
   Dec-98             13,856         17,163          15,941
------------------------------------------------------------
   Jan-99             13,379         16,495          15,570
------------------------------------------------------------
   Feb-99             12,948         15,631          15,227
------------------------------------------------------------
   Mar-99             13,111         16,067          15,445
------------------------------------------------------------
   Apr-99             14,717         17,335          16,908
------------------------------------------------------------
   May-99             15,263         17,409          16,979
------------------------------------------------------------
   Jun-99             15,624         18,341          17,172
------------------------------------------------------------
   Jul-99             15,484         17,952          16,743
------------------------------------------------------------
   Aug-99             14,821         17,336          16,164
------------------------------------------------------------
   Sep-99             14,018         16,800          15,346
------------------------------------------------------------
   Oct-99             13,786         17,657          15,799
------------------------------------------------------------
   Nov-99             13,704         18,584          15,509
------------------------------------------------------------
   Dec-99             14,276         19,688          15,925
------------------------------------------------------------
   Jan-00             13,011         19,133          14,973
------------------------------------------------------------
   Feb-00             12,589         20,472          14,347
------------------------------------------------------------
   Mar-00             13,893         22,186          16,086
------------------------------------------------------------
   Apr-00             13,791         21,412          16,150
------------------------------------------------------------
   May-00             13,957         21,144          16,428
------------------------------------------------------------
   Jun-00             13,778         21,455          15,815
------------------------------------------------------------
   Jul-00             13,599         21,794          16,185
------------------------------------------------------------
   Aug-00             14,557         24,228          17,177
------------------------------------------------------------
   Sep-00             14,391         24,063          17,342
------------------------------------------------------------
   Oct-00             14,596         23,248          17,672
------------------------------------------------------------
   Nov-00             13,829         21,492          17,442
------------------------------------------------------------
   Dec-00             14,405         23,137          18,980
------------------------------------------------------------
   Jan-01             15,285         23,653          18,912
------------------------------------------------------------
   Feb-01             15,195         22,302          18,833
------------------------------------------------------------
   Mar-01             14,793         20,645          18,311
------------------------------------------------------------
   Apr-01             15,829         22,922          19,318
------------------------------------------------------------
   May-01             16,296         23,456          19,867
------------------------------------------------------------
   Jun-01             16,412         23,362          19,603
------------------------------------------------------------
   Jul-01             16,399         23,012          19,524
------------------------------------------------------------
   Aug-01             16,309         22,252          19,167
------------------------------------------------------------
   Sep-01             14,495         19,484          17,338
------------------------------------------------------------
   Oct-01             14,677         24,493          19,973
------------------------------------------------------------
   Nov-01             15,920         25,100          20,974
------------------------------------------------------------
   Dec-01             16,671         24,201          20,334
------------------------------------------------------------
   Jan-02             16,959         23,241          19,800
------------------------------------------------------------
   Feb-02             16,920         23,040          19,841
------------------------------------------------------------
   Mar-02             17,848         23,843          20,146
------------------------------------------------------------
   Apr-02             17,521         19,393          17,327
------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value
         (Cost of $3,762,590)                                      $ 4,248,405
      Income receivable                                                  3,535
      Receivable for securities sold                                    42,563
      Receivable from Adviser                                           18,191
      Prepaid expenses                                                   8,571
                                                                 --------------
             Total assets                                            4,321,265
                                                                 --------------

LIABILITIES:
      Payable for securities purchased                                  45,349
      Accrued expenses and other liabilities                            52,675
                                                                 --------------
             Total liabilities                                          98,024
                                                                 --------------

NET ASSETS                                                         $ 4,223,241
                                                                 ==============

NET ASSETS CONSIST OF:
      Capital stock                                                $ 3,816,668
      Undistributed net investment income                                9,272
      Accumulated net realized loss on investments                     (88,514)
      Net unrealized appreciation on investments                       485,815
                                                                 --------------

NET ASSETS                                                         $ 4,223,241
                                                                 ==============

      Shares outstanding
             (unlimited amount of shares authorized)                   315,225

      Net asset value, offering and redemption price per share         $ 13.40
                                                                 ==============


================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

STATEMENT OF OPERATIONS
For the year ended April 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                           $ 61,428
  Interest                                                               8,001
                                                                  -------------
       Total income                                                     69,429
                                                                  -------------

EXPENSES:
  Investment advisory fees                                              28,419
  Shareholder servicing fees                                            28,012
  Administration fees                                                   27,647
  Professional fees                                                     25,793
  Fund accounting fees                                                  25,416
  Federal and state registration fees                                   17,304
  Trustees' fees and expenses                                            9,694
  Custody fees                                                           9,638
  Distribution fees                                                      9,473
  Reports to shareholders                                                4,216
  Other                                                                  1,790
                                                                  -------------
       Total expenses before voluntary waiver and reimbursement        187,402
           Less:  Voluntary waiver of expenses and reimbursement
                         from Adviser                                 (149,510)
                                                                  -------------

       Net expenses                                                     37,892
                                                                  -------------

NET INVESTMENT INCOME                                                   31,537
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                 133,403
      Change in unrealized appreciation (depreciation)
           on investments                                              232,010
                                                                  -------------
      Net realized and unrealized gain on investments                  365,413
                                                                  -------------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                      $ 396,950
                                                                  =============




                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------


==============================================================================================================
THE KENWOOD GROWTH & INCOME FUND
==============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------

                                                                          Year                Year
                                                                         Ended               Ended
                                                                     April 30, 2002      April 30, 2001
                                                                  --------------------- -----------------
OPERATIONS:
  Net investment income                                                    $31,537           $42,061
  Net realized gain (loss) on investments                                  133,403           (20,961)
  Change in unrealized appreciation (depreciation) on investments          232,010           412,577
                                                                  -----------------     -------------
       Net increase in net assets
             resulting from operations                                     396,950           433,677
                                                                  -----------------     -------------


DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                    (36,776)          (41,902)
                                                                  -----------------     -------------
       Total distributions                                                 (36,776)          (41,902)
                                                                  -----------------     -------------


CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold                                          1,190,247           143,354
  Shares issued on reinvestment of distributions                            36,258            41,248
  Cost of shares redeemed                                                 (708,587)         (250,389)
                                                                  -----------------     -------------
       Net increase (decrease) in net assets from
             capital share transactions                                    517,918           (65,787)
                                                                  -----------------     -------------
TOTAL INCREASE IN NET ASSETS                                               878,092           325,988

NET ASSETS:
  Beginning of period                                                    3,345,149         3,019,161
                                                                  -----------------     -------------

  End of period (including undistributed net investment
       income of $9,272 and $14,575, respectively)                      $4,223,241        $3,345,149
                                                                  =================     =============




                     See Notes to the Financial Statements.

============================================================================================================================
THE KENWOOD GROWTH & INCOME FUND
============================================================================================================================

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                                     Year            Year           Year            Year           Year
                                                     ended          ended           ended          ended          ended
                                                   April 30,      April 30,       April 30,      April 30,      April 30,
                                                     2002            2001           2000            1999           1998
                                               ------------   -------------  --------------  -------------  -------------
SELECTED PER SHARE DATA(1):
  NET ASSET VALUE - BEGINNING OF PERIOD             $12.22         $10.79          $12.65         $14.18         $11.20
                                               ------------   -------------  --------------  -------------  -------------

  INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                           0.10(2)        0.15 (2)        0.17           0.14           0.09
      Net realized and unrealized gains (loss)
          on investments                              1.20           1.43           (0.93)         (0.82)          3.82
                                               ------------   -------------  --------------  -------------  -------------
              Total from investment operations        1.30           1.58           (0.76)         (0.68)          3.91
                                               ------------   -------------  --------------  -------------  -------------

  LESS DISTRIBUTIONS:
      Dividends from net investment income           (0.12)         (0.15)          (0.13)         (0.12)         (0.10)
      Distributions from net realized gains              -              -           (0.97)         (0.73)         (0.83)
                                               ------------   -------------  --------------  -------------  -------------
              Total distributions                    (0.12)         (0.15)          (1.10)         (0.85)         (0.93)
                                               ------------   -------------  --------------  -------------  -------------

  NET ASSET VALUE - END OF PERIOD                   $13.40         $12.22          $10.79         $12.65         $14.18
                                               ============   =============  ==============  =============  =============


TOTAL RETURN                                         10.69%         14.79%          -6.29%         -4.44%         35.66%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                     $4,223,241     $3,345,149      $3,019,161     $3,692,394     $3,105,747
  Ratio of net expenses to average
        net assets(3)                                 1.00%          1.00%           1.00%          1.00%          0.99%
  Ratio of net investment income to
        average net assets(3)                         0.83%          1.35%           1.41%          1.21%          0.97%
  Portfolio turnover rate                            77.29%        109.25%          88.73%         70.66%         73.27%




(1) Information presented relates to a share of beneficial interest of the Fund outstanding for the entire period.

(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Without voluntary expense waivers and reimbursements, the ratio of expenses to average net assets would have been 4.95%, 6.16%, 5.13%, 5.26%, and 7.06%, and the ratio of net investment income (loss) to average net assets would have been (3.12)%, (3.73)%, (2.72)%, (3.05)%, and (5.10)%, respectively, for the years ended April 30, 2002, 2001, 2000, 1999, and 1998.

============================================================================================
THE KENWOOD GROWTH & INCOME FUND
============================================================================================

SCHEDULE OF INVESTMENTS - April 30, 2002

--------------------------------------------------------------------------------------------

       Shares                                                                         Value
                 --------------------------------------------------------------
                 COMMON STOCKS - 94.7%
                 --------------------------------------------------------------
                 AUDIO / VISUAL - 2.3%
        1,700    Gemstar-TV Guide International, Incorporated*                     $ 15,232
        1,400    Harman International Industries, Incorporated                       82,670
                                                                               -------------
                                                                                     97,902
                                                                               -------------

                 AUTOS & TRANSPORTATION - 4.4%
        3,090    AMR Corporation*                                                    66,342
          920    FedEx Corp.*                                                        47,536
        4,700    Visteon Corporation                                                 72,568
                                                                               -------------
                                                                                    186,446
                                                                               -------------

                 BANKING/SAVINGS & LOANS - 10.9%
        4,600    Banknorth Group, Inc.                                              121,394
          900    Comerica Incorporated                                               56,565
        3,400    First Tennessee National Corporation                               131,444
        2,584    FleetBoston Financial Corporation                                   91,215
          200    Marshall & Ilsley Corporation                                       12,730
        3,120    Sovereign Bancorp, Inc.                                             45,021
                                                                               -------------
                                                                                    458,369
                                                                               -------------

                 FINANCIAL SERVICES - 3.9%
          575    The PMI Group, Inc.                                                 46,644
        5,500    Stilwell Financial, Inc.                                           117,480
                                                                               -------------
                                                                                    164,124
                                                                               -------------

                 FOOD & BEVERAGES - 3.2%
        6,600    Tyson Foods Incorporated - Class A                                  92,532
        1,100    Wendy's International, Inc.                                         41,140
                                                                               -------------
                                                                                    133,672
                                                                               -------------

                 HEALTHCARE - 5.8%
        2,100    Barr Laboratories, Incorporated*                                   139,965
        3,100    Health Net Inc.*                                                    91,915
        1,000    Perkinelmer, Inc.                                                   12,800
                                                                               -------------
                                                                                    244,680
                                                                               -------------

                 HUMAN RESOURCES - 2.5%
        2,600    Manpower Incorporated                                              104,650
                                                                               -------------

                 INTEGRATED OILS - 5.2%
          800    GlobalSantaFe Corporation                                           28,072
        1,570    Occidental Petroleum Corporation                                    45,138
          500    Rowan Companies, Inc.                                               12,690
        2,000    Unocal Corporation                                                  74,380
        1,350    Valero Energy Corporation                                           58,266
                                                                               -------------
                                                                                    218,546
                                                                               -------------

                    See Notes to the Financial Statements.
--------------------------------------------------------------------------------------------

                 LEISURE & ENTERTAINMENT - 3.3%
        2,600    Hilton Hotels Corporation                                         $ 42,536
        4,800    Mattel, Inc.                                                        99,072
                                                                               -------------
                                                                                    141,608
                                                                               -------------

                 LIFE INSURANCE - 1.6%
        1,700    Nationwide Financial Services, Inc. - Class A                       69,700
                                                                               -------------

                 MATERIALS & PROCESSING - 5.6%
        3,300    CommScope, Inc.*                                                    52,404
          800    Fluor Corporation                                                   33,064
        2,100    Pactiv Corporation*                                                 43,407
        6,600    Smurfit-Stone Container Corporation*                               107,184
                                                                               -------------
                                                                                    236,059
                                                                               -------------

                 MEDICAL INSTRUMENTS/SUPPLIES - 3.8%
          800    C.R. Bard, Inc.                                                     43,952
        3,200    Becton Dickinson Company                                           118,944
                                                                               -------------
                                                                                    162,896
                                                                               -------------

                 PRODUCER DURABLES - 5.2%
        7,600    American Power Conversion Company*                                  97,660
        2,900    Pitney Bowes                                                       122,090
                                                                               -------------
                                                                                    219,750
                                                                               -------------

                 PUBLISHING - 2.7%
        1,350    Knight-Ridder, Inc.                                                 90,450
        1,000    Readers Digest Association                                          23,800
                                                                               -------------
                                                                                    114,250
                                                                               -------------

                 RAILROADS - 4.1%
        3,300    CSX Corporation                                                    119,361
        1,700    GATX Corporation                                                    54,434
                                                                               -------------
                                                                                    173,795
                                                                               -------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
        3,000    Arden Realty, Inc.                                                  84,450
                                                                               -------------

                 RETAIL - 7.5%
        1,300    Duane Reade, Inc.*                                                  41,275
        2,100    Jones Apparel Group*                                                81,795
        3,900    The Limited, Inc.                                                   74,724
        3,300    Neiman-Marcus Group, Inc.*                                         120,813
                                                                               -------------
                                                                                    318,607
                                                                               -------------

                 SEMICONDUCTORS - 2.1%
        3,900    Cypress Semiconductor Corporation*                                  86,853
                                                                               -------------

                                     See Notes to the Financial Statements.
-----------------------------------------------------------------------------------------------------


                 TECHNOLOGY - 6.8%
        3,900    Avnet, Inc.                                                       $ 99,918
          900    Computer Sciences*                                                  40,365
        1,300    Diebold                                                             49,166
       11,600    Tellabs, Inc.*                                                      98,484
                                                                               -------------
                                                                                    287,933
                                                                               -------------

                 UTILITIES - 11.8%
        4,610    Alliant Energy Corporation                                         130,233
        4,200    CenturyTel, Inc.                                                   116,340
        2,900    People's Energy Corporation                                        113,100
        5,400    Xcel Energy, Inc.                                                  137,322
                                                                               -------------
                                                                                    496,995
                                                                               -------------
                 TOTAL COMMON STOCKS (Cost of $3,515,470)                         4,001,285
                                                                               -------------

     Principal
       Amount
                 --------------------------------------------------------------
                 SHORT-TERM INVESTMENTS - 5.9%
                 --------------------------------------------------------------
                 VARIABLE RATE DEMAND NOTES# - 5.9%
     $151,796    American Family Financial Services Inc., 1.4325%                   151,796
       76,851    Wisconsin Corporate Central Credit Union, 1.5200%                   76,581
       18,743    Wisconsin Electric Power Company, 1.4324%                           18,743
                                                                               -------------
                                                                                    247,120
                                                                               -------------

                 TOTAL SHORT-TERM INVESTMENTS (Cost of $247,120)                    247,120
                                                                               -------------

                 TOTAL INVESTMENTS - 100.6% (Cost of $3,762,590)                  4,248,405
                                                                               -------------

                 Liabilities less other assets - (0.6%)                             (25,164)
                                                                               -------------

                 TOTAL NET ASSETS - 100.0%                                      $ 4,223,241
                                                                               =============

              * Non-income producing security.
              # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2002.


                   See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
THE KENWOOD GROWTH & INCOME FUND
================================================================================

NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Kenwood Growth & Income Fund (the "Fund") is a diversified mutual fund created by The Kenwood Funds (the "Trust") which was organized as a business trust under the laws of Delaware on January 9, 1996. The Fund is the sole series issued by the Trust, which is an open-end management investment company registered under the Investment Company Act of 1940("1940 Act"), as amended. The Fund commenced operations on May 1, 1996. The objective of the Fund is capital appreciation and current income.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities which are traded on a securities exchange (including options on indices so traded) or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Securities not so traded or listed are valued at the last current bid quotation if market quotations are not available. Debt securities maturing in 60 days or less are normally valued at amortized cost. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value, may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

b) Federal Income Taxes - No provision for federal income taxes or excise taxes has been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c) Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Where appropriate, reclassifications between net asset accounts have been made for such differences that are permanent in nature.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

           Transactions in shares of the Fund were as follows:
                                                Year                 Year
                                                ended                ended
                                               April 30, 2002     April 30, 2001
                                             ------------------ ----------------
           Shares sold                            92,729               12,868
           Shares issued to owners in
             reinvestment of dividends             2,848                3,696
                                             ------------         ------------
                                                  95,577               16,564

           Shares redeemed                       (54,119)             (22,650)
                                             ------------         ------------
             Net increase (decrease)              41,458               (6,086)
                                             ============         ============


NOTES TO THE FINANCIAL STATEMENTS - cont'd.

--------------------------------------------------------------------------------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended April 30, 2002, were as follows:

                                               Purchases        Sales
                                             -------------------------
           U. S. Government                      --           --
           Other                              $3,256,613   $2,732,646

           At April 30, 2002, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

           Appreciation                         $676,025
           (Depreciation)                       (242,188)
                                             ------------
           Net unrealized appreciation
             on investments                     $433,837
                                             ============

     At April 30, 2002, the cost of investments for federal income tax purposes was $3,814,568.

     The tax cost basis of the Fund's securities differs from the book cost primarily as a result of the deferral of losses relating to wash sale transactions and return of capital distributions from real estate investment trusts. During the current fiscal year ended April 30, 2002 the Fund utilized $143,058 of its capital loss carryovers. At April 30, 2002 the Fund had accumulated net realized capital loss carryovers of $35,592, expiring in 2009. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

           Undistributed income                                $8,328
           Undistributed long-term gains                            -
                                                         -------------
           Total distributable earnings on a tax basis         $8,328
                                                         =============

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust has entered into an investment advisory agreement with The Kenwood Group, Inc. (the "Adviser"). Pursuant to its Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.75% on the first $500 million of average net assets, 0.70% on the next $500 million of average daily net assets, and 0.65% on the average daily net assets over $1 billion. The Adviser has voluntarily waived and reimbursed certain expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded the annual rate of 1.00% of the average net assets of the Fund, computed on a daily basis. The total amount of fees waived and reimbursed by the Adviser for the year ended April 30, 2002 was $149,510.

     The Trust has entered into a distribution agreement with Unified Financial Securities, Inc. (the "Distributor"). Pursuant to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to expend up to 0.25% annually of the Fund's average daily net assets to pay distribution fees and to cover certain expenses incurred in connection with the distribution of the Fund's shares. Rule 12b-1 permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of the Rule.

6.   RELATED PARTIES

     Officers and Trustees of the Trust held 82,618 shares or 26.2% of the outstanding shares of the Fund as of April 30, 2002.



                        Report of Independent Accountants


To the Board of Trustees and Shareholders of
The Kenwood Funds - The Kenwood Growth & Income Fund
                                                    -

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Kenwood Funds - The Kenwood Growth & Income Fund (the "Fund") at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
May 21, 2002


THE KENWOOD GROWTH & INCOME FUND
================================================================================
BOARD OF TRUSTEES
--------------------------------------------------------------------------------


------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Name and Address         Age  Position(s) Principal Occupation During         # of Portfolios   Other Directorships
                              Held        Last Five Years                     in Fund Complex     Held by Trustee
                              With                                              Overseen by
                              Registrant                                          Trustee
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
*Barbara L. Bowles, CFA  54   President   President, The Kenwood Funds,                       The Kenwood Growth &
The Kenwood Funds                         1996 to present.  Chairman and             1        Income Fund, The
10 S. LaSalle Street                      CEO, The Kenwood Group Inc., 1989                   Kenwood Group, Inc.,
Suite 3610                                to present.                                         Black & Decker
Chicago, IL 60603                                                                             Corporation, Georgia
                                                                                              Pacific, Hyde Park
                                                                                              Bank and Trust Company,
                                                                                              Chicago Urban League,
                                                                                              Children's Memorial
                                                                                              Hospital of Chicago,
                                                                                              Wisconsin Energy
                                                                                              Corporation, Dollar
                                                                                              General, NAACP.
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Clark Burrus             73   Trustee     Trustee, The Kenwood Funds, 1998           1        The Kenwood Growth &
The Kenwood Funds                         to present.                                         Income Fund, Cook
10 S. LaSalle Street                                                                          County Deferred
Suite 3610                                                                                    Compensation Committee,
Chicago, IL 60603                                                                             Chicago Council of
                                                                                              Urban Affairs,
                                                                                              Roosevelt University,
                                                                                              Metropolitan Planning
                                                                                              Council.
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Patty Litton Delony, CFA 53   Trustee     Trustee, The Kenwood Funds, 1996           1        The Kenwood Growth &
The Kenwood Funds                         to present.  Consultant, Delony                     Income Fund, Delony
10 S. LaSalle Street                      Associates, Inc., 1988 to present.                  Associates, Inc.
Suite 3610
Chicago, IL 60603
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
* Reynaldo P. Glover     59   Trustee     Trustee, The Kenwood Funds, 1996           1        The Kenwood Growth &
The Kenwood Funds                         to present.  President, TLC-LC,                     Income Fund, TLC-LC,
10 S. LaSalle Street                      2000 to present.  Counsel, Piper                    Inc., Fisk University,
Suite 3610                                Marbury Rudnick & Wolfe, 1997 to                    Immigration and Refugee
Chicago, IL 60603                         present.                                            Services of America.
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Challis M. Lowe-Bowers   56   Trustee     Trustee, The Kenwood Funds, 1996           1        The Kenwood Growth &
The Kenwood Funds                         to present.  Vice President,                        Income Fund, Gaylord
10 S. LaSalle Street                      Ryder System, Inc., 2000 to                         Dorothy Donnelley
Suite 3610                                present.   Executive Vice                           Foundation; Florida
Chicago, IL 60603                         President, Beneficial Management                    Memorial College.
                                          Corporation, 1997 to 2000.
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Roger W. Spencer, CFA    68   Trustee     Trustee, The Kenwood Funds, 2000           1        The Kenwood Growth &
10 S. LaSalle Street                      to present.  Self-Employed                          Income Fund, Village of
Suite 3610                                Consultant, 1997 to present.                        Beach Park.
Chicago, IL 60603
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Mark Watson              38   Executive   Executive Vice President, The              1        The Kenwood Growth &
The Kenwood Funds             Vice        Kenwood Funds, 2001 to present.                     Income Fund.
10 S. LaSalle Street          President   Managing Director, Equinox
Suite 3610                                Capital Management, 1996 to 2001.
Chicago, IL 60603
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Yolanda Waggoner         27   Vice        Vice President and Secretary of            1         The Kenwood Growth &
The Kenwood Funds             President & The Kenwood Growth & Income Fund,                   Income Fund.
10 S. LaSalle Street          Secretary   2002 to present.  Director of
Suite 3610                                Human Resources, Lutheran Family
Chicago, IL 60603                         Mission, 1997 to 1999.
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------
Cynthia Hardy            35   Assistant   Compliance Officer, The Kenwood            1        The Kenwood Growth &
The Kenwood Group, Inc.       Secretary   Funds, 1996 to present.  Vice                       Income Fund, Have a
10 S. LaSalle Street                      President of Administration, The                    Heart for Sickle Cell
Suite 3610                                Kenwood Group, Inc., 1991 to                        Anemia.
Chicago, IL 60603                         present.
------------------------ ---- ----------- ---------------------------------- ---------------- -------------------------

* This individual is an "interested person" of the Company as that term is defined under the 1940 Act.

The SAI includes additional information about the Fund's Officers and Trustees and is available, without charge, upon request by calling 1-888-536-3863.